Other Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 6. Other Assets

Other assets as of December 31, 2022 and 2021 are summarized as follows:

	December 31,	December 31,
	2022	2021
Acquisition (see Note 5)	$-	$472,701
Intangibles, net	62,480	-
Deposits or advance payments on machinery, molds and components (see Note 15)	336,466	-
Other	12,370	57,162
	$411,316	$529,863

Intangibles are related to the Asset Acquisition (see Note 5) and consist of an acquired workforce and permits. Amortization for the year ended December 31, 2022 was $6,882.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021